Lease Liabilities - Changes in Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Lease Liability [Roll Forward]
Beginning balance	$ 47,532	$ 49,217
Lease additions	7,609	5,618
Disposal of leases		(635)
Lease payments	(8,129)	(8,446)
Lease liabilities assumed	(1,281)
Lease reassessments	(6,068)	(1,402)
Foreign exchange	292	28
Interest accretion	2,921	3,152
Ending balance	42,876	47,532
Current portion	(5,381)	(4,856)
Long-term portion	$ 37,495	$ 42,676	$ 37,696	$ 38,912	$ 45,163